Cover	Dec. 20, 2023
Cover [Abstract]
Entity Registrant Name	Healthcare Business Resources Inc.
Entity Central Index Key	0001796949
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 20, 2023
Entity Ex Transition Period	false
Entity File Number	000-56214
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3639946
Entity Address Address Line 1	718 Thompson Lane
Entity Address Address Line 2	Suite 108-273
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37204
City Area Code	615
Local Phone Number	856-5542
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false